                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Post-Effective Amendment No. 26 [X]
                              (File No. 333-44644)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              Amendment No. 58 [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                        RiverSource of New York Account 8
                   (previously IDS Life of New York Account 8)

                               Name of Depositor:
                   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                             Rodney J. Vessels, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on September 15, 2008 pursuant to paragraph (b)(1)(7)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 26 to this Registration Statement No. 333-44644 on Form N-6 does not supersede Post-Effective Amendment No. 25 to Registration Statement No. 333-44644 filed on or about April 28, 2008 on behalf of RiverSource(R) Variable Universal Life IV/RiverSource(R)

Variable Universal Life IV - Estate Series and RiverSource Variable Universal Life III.

The purpose of this Post-Effective Amendment No. 26 is to supplement and incorporate changes to the prospectus for RiverSource(R) Variable Universal Life IV/RiverSource(R) Variable Universal Life IV -Estate Series.

The prospectuses related to Post-Effective Amendment No. 25 to Registration Statement No. 333-44644 filed on or about April 28, 2008 is incorporated by reference to Part A of Post-Effective Amendment No. 26 to this Registration Statement.

The combined statement of Additional Information relating to RiverSource of New York Account 8 filed electronically in Post-Effective Amendment No. 21 to Registration Statement No. 333-42257 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated by reference into Part B of this Post-Effective Amendment No. 26 to the Registration Statement.

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 15, 2008*
PRODUCT NAME                                                   PRODUCT FORM #
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/                   S-6419 L (5/08)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV -- ESTATE
  SERIES

The information in this supplement updates and amends certain information contained in the variable life insurance policy prospectus listed above. Please read it carefully and keep it with your variable life insurance policy prospectus.

I. The prospectus is amended to describe 2001 CSO policies. All provisions in the prospectus (other than those applicable only to prior policies) apply to 2001 CSO policies except as modified herein.

The following definition is added to KEY TERMS on page 69 of the prospectus:

     2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, and any policy issued on or after January 1, 2009, regardless of the date of the application.

The following information is added to FEE TABLES(A) - TRANSACTION
FEES - SURRENDER CHARGE(B) - AMOUNT DEDUCTED on page 3 of the prospectus:

     For 2001 CSO policies:

                    VUL IV - NY                                          VUL IV ES - NY
Rate per $1,000 of initial specified amount:           Rate per $1,000 of initial specified amount:
MINIMUM: $5.11 -- Female, Standard, Age 1              MINIMUM: $5.11 -- Female, Standard, Age 1
MAXIMUM: $36.80 -- Male, Standard Tobacco, Age 70      MAXIMUM: $36.80 -- Male, Standard Tobacco, Age 70
REPRESENTATIVE INSURED: $10.42 -- Male, Preferred      REPRESENTATIVE INSURED: $10.42 -- Male, Preferred
Nontobacco, Age 40                                     Nontobacco, Age 40

The following information is added to FEE TABLES(A) - CHARGES OTHER THAN FUND OPERATING EXPENSES - COST OF INSURANCE CHARGES(A) - AMOUNT DEDUCTED on page 4 of the prospectus:

     For 2001 CSO policies:

                    VUL IV - NY                                          VUL IV ES - NY
Monthly rate per $1,000 of net amount at risk:         Monthly rate per $1,000 of net amount at risk:
MINIMUM: $0.02 -- Female, Standard, Age 3, Duration    MINIMUM: $0.01 -- Female, Standard, Age 3, Duration
1                                                      1
MAXIMUM: $37.12 -- Male, Standard Tobacco, Age 90,     MAXIMUM: $37.12 -- Male, Standard Tobacco, Age 90,
Duration 10                                            Duration 10
REPRESENTATIVE INSURED: $0.09 -- Male, Preferred       REPRESENTATIVE INSURED: $0.12 -- Male, Preferred
Nontobacco, Age 35, Duration 1                         Nontobacco, Age 40, Duration 1

The following information is added to LOADS, FEES AND CHARGES - MONTHLY DEDUCTION on page 17 of the prospectus:

     For 2001 CSO policies, reference to "1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday" is replaced with "2001 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday".

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6419-16 A (9/08)

*Destroy date: May 1, 2009

The following information is added to LOADS, FEES AND CHARGES - SURRENDER CHARGE* on page 18 of the prospectus:

     For 2001 CSO policies, the following table illustrates the maximum surrender charge for VUL IV - NY and VUL IV ES - NY for a male, insurance age 40 qualifying for preferred nontobacco rates. We assume the specified amount to be $400,000 for VUL IV - NY. For VUL IV ES - NY, we assume the specified amount to be $2,000,000.

LAPSE OR SURRENDER              MAXIMUM SURRENDER CHARGE FOR:
AT BEGINNING OF YEAR   VUL IV - NY                       VUL IV ES - NY
          1             $4,168.00                          $20,840.00
          2              4,168.00                           20,840.00
          3              4,168.00                           20,840.00
          4              4,168.00                           20,840.00
          5              4,168.00                           20,840.00
          6              4,098.53                           20,492.67
          7              3,264.93                           16,324.67
          8              2,431.33                           12,156.67
          9              1,597.73                            7,988.67
         10                764.13                            3,820.67
         11                  0.00                                0.00

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

The following information is added to POLICY ILLUSTRATIONS - UNDERSTANDING THE ILLUSTRATIONS - PREMIUMS on page 60 of the prospectus:

     The illustrations for VUL IV - NY 2001 CSO policies assume that a premium of $4,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV ES - NY assume that a premium of $25,000 is paid in full at the beginning of each policy year.

                                      --2--

The following information is added to POLICY ILLUSTRATIONS following the illustrations on pages 61 - 68 of the prospectus:

VUL IV - NY

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $400,000                          CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     ANNUAL PREMIUM $4,500
                                 MALE -- AGE 40
                              PREFERRED NONTOBACCO
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                 DEATH BENEFIT                             POLICY VALUE
END OF    WITH ANNUAL          ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%            6%             12%         0%            6%             12%
---------------------------------------------------------------------------------------------------------
   1      $    4,725     $400,000      $400,000      $   400,000   $ 3,719      $  3,962      $     4,205
   2           9,686      400,000       400,000          400,000     7,311         8,029            8,777
   3          14,896      400,000       400,000          400,000    10,793        12,220           13,767
   4          20,365      400,000       400,000          400,000    14,143        16,517           19,195
   5          26,109      400,000       400,000          400,000    17,366        20,926           25,107
   6          32,139      400,000       400,000          400,000    20,443        25,432           31,533
   7          38,471      400,000       400,000          400,000    23,388        30,050           38,541
   8          45,120      400,000       400,000          400,000    26,216        34,800           46,203
   9          52,101      400,000       400,000          400,000    28,942        39,699           54,602
  10          59,431      400,000       400,000          400,000    31,567        44,757           63,817
  15         101,959      400,000       400,000          400,000    44,675        74,751          128,591
  20         156,237      400,000       400,000          400,000    54,252       109,958          234,711
  25         225,511      400,000       400,000          504,367    58,250       150,917          413,415
  30         313,924      400,000       400,000          820,082    53,263       197,764          706,968
  35         426,763      400,000       400,000        1,271,545    32,483       251,792        1,188,360
  40         570,779           --       400,000        2,081,420        --       316,961        1,982,305
  45         754,583           --       428,421        3,428,576        --       408,020        3,265,311
  50         989,169           --       549,652        5,571,433        --       523,478        5,306,127
  55       1,288,567           --       674,519        8,731,237        --       667,840        8,644,789
  60       1,670,683           --       862,769       14,361,987        --       862,769       14,361,987
---------------------------------------------------------------------------------------------------------


                 CASH SURRENDER VALUE
END OF       ASSUMING HYPOTHETICAL GROSS
POLICY       ANNUAL INVESTMENT RETURN OF
YEAR      0%            6%             12%
------
   1    $    --      $     --      $        37
   2      3,143         3,861            4,609
   3      6,625         8,052            9,599
   4      9,975        12,349           15,027
   5     13,198        16,758           20,939
   6     17,109        22,097           28,199
   7     20,887        27,549           36,040
   8     24,549        33,132           44,536
   9     28,108        38,866           53,768
  10     31,567        44,757           63,817
  15     44,675        74,751          128,591
  20     54,252       109,958          234,711
  25     58,250       150,917          413,415
  30     53,263       197,764          706,968
  35     32,483       251,792        1,188,360
  40         --       316,961        1,982,305
  45         --       408,020        3,265,311
  50         --       523,478        5,306,127
  55         --       667,840        8,644,789
  60         --       862,769       14,361,987
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                      --3--

VUL IV ES - NY

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $2,000,000                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $25,000
                                 MALE -- AGE 40
                              PREFERRED NONTOBACCO
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                                  POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                   ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                   ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%           0%             6%              12%
------------------------------------------------------------------------------------------------------------------
   1      $   26,250     $2,000,000      $2,000,000      $  2,000,000   $ 21,020      $   22,382      $     23,746
   2          53,813      2,000,000       2,000,000         2,000,000     41,366          45,401            49,603
   3          82,753      2,000,000       2,000,000         2,000,000     61,114          69,150            77,857
   4         113,141      2,000,000       2,000,000         2,000,000     80,166          93,549           108,640
   5         145,048      2,000,000       2,000,000         2,000,000     98,541         118,634           142,221
   6         178,550      2,000,000       2,000,000         2,000,000    116,369         144,557           179,017
   7         213,728      2,000,000       2,000,000         2,000,000    133,553         171,249           219,254
   8         250,664      2,000,000       2,000,000         2,000,000    150,275         198,916           263,467
   9         289,447      2,000,000       2,000,000         2,000,000    166,600         227,662           312,126
  10         330,170      2,000,000       2,000,000         2,000,000    182,536         257,534           365,698
  15         566,437      2,000,000       2,000,000         2,000,000    262,814         436,304           745,471
  20         867,981      2,000,000       2,000,000         2,000,000    326,170         651,475         1,374,848
  25       1,252,836      2,000,000       2,000,000         2,967,258    364,063         910,794         2,432,178
  30       1,744,020      2,000,000       2,000,000         4,840,012    362,884       1,225,151         4,172,425
  35       2,370,908      2,000,000       2,000,000         7,534,314    293,395       1,619,608         7,041,415
  40       3,170,994      2,000,000       2,256,220        12,386,993     91,549       2,148,781        11,797,137
  45       4,192,129             --       2,948,348        20,509,875         --       2,807,950        19,533,214
  50       5,495,385             --       3,772,753        33,525,169         --       3,593,098        31,928,733
  55       7,158,706             --       4,623,642        52,816,657         --       4,577,863        52,293,719
  60       9,281,573             --       5,909,564        87,256,293         --       5,909,564        87,256,293
------------------------------------------------------------------------------------------------------------------


                   CASH SURRENDER VALUE
END OF         ASSUMING HYPOTHETICAL GROSS
POLICY         ANNUAL INVESTMENT RETURN OF
YEAR       0%             6%              12%
------
   1    $    180      $    1,542      $      2,906
   2      20,526          24,561            28,763
   3      40,274          48,310            57,017
   4      59,326          72,709            87,800
   5      77,701          97,794           121,381
   6      99,697         127,885           162,345
   7     121,049         158,745           206,750
   8     141,939         190,580           255,131
   9     162,432         223,494           307,958
  10     182,536         257,534           365,698
  15     262,814         436,304           745,471
  20     326,170         651,475         1,374,848
  25     364,063         910,794         2,432,178
  30     362,884       1,225,151         4,172,425
  35     293,395       1,619,608         7,041,415
  40      91,549       2,148,781        11,797,137
  45          --       2,807,950        19,533,214
  50          --       3,593,098        31,928,733
  55          --       4,577,863        52,293,719
  60          --       5,909,564        87,256,293
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                      --4--

VUL IV - NY

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $400,000                       GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     ANNUAL PREMIUM $4,500
                                 MALE -- AGE 40
                              PREFERRED NONTOBACCO
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                            POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%            6%            12%         0%           6%            12%
------------------------------------------------------------------------------------------------------
   1      $    4,725     $400,000      $400,000      $  400,000   $ 3,583      $ 3,821      $    4,060
   2           9,686      400,000       400,000         400,000     7,042        7,743           8,473
   3          14,896      400,000       400,000         400,000    10,382       11,770          13,276
   4          20,365      400,000       400,000         400,000    13,594       15,898          18,498
   5          26,109      400,000       400,000         400,000    16,669       20,119          24,173
   6          32,139      400,000       400,000         400,000    19,601       24,428          30,338
   7          38,471      400,000       400,000         400,000    22,394       28,832          37,047
   8          45,120      400,000       400,000         400,000    25,072       33,359          44,381
   9          52,101      400,000       400,000         400,000    27,650       38,026          52,420
  10          59,431      400,000       400,000         400,000    30,120       42,832          61,227
  15         101,959      400,000       400,000         400,000    40,050       68,301         119,174
  20         156,237      400,000       400,000         400,000    44,255       94,896         210,229
  25         225,511      400,000       400,000         437,492    39,865      120,722         358,600
  30         313,924      400,000       400,000         692,562    21,888      142,575         597,036
  35         426,763           --       400,000       1,044,370        --      154,680         976,047
  40         570,779           --       400,000       1,662,773        --      140,071       1,583,593
  45         754,583           --       400,000       2,654,818        --       43,892       2,528,398
  50         989,169           --            --       4,157,453        --           --       3,959,479
  55       1,288,567           --            --       6,281,576        --           --       6,219,382
  60       1,670,683           --            --      10,063,219        --           --      10,063,219
------------------------------------------------------------------------------------------------------


                CASH SURRENDER VALUE
END OF      ASSUMING HYPOTHETICAL GROSS
POLICY      ANNUAL INVESTMENT RETURN OF
YEAR      0%           6%            12%
------
   1    $    --      $    --      $       --
   2      2,874        3,575           4,305
   3      6,214        7,602           9,108
   4      9,426       11,730          14,330
   5     12,501       15,951          20,005
   6     16,267       21,094          27,004
   7     19,893       26,331          34,546
   8     23,405       31,692          42,714
   9     26,817       37,193          51,586
  10     30,120       42,832          61,227
  15     40,050       68,301         119,174
  20     44,255       94,896         210,229
  25     39,865      120,722         358,600
  30     21,888      142,575         597,036
  35         --      154,680         976,047
  40         --      140,071       1,583,593
  45         --       43,892       2,528,398
  50         --           --       3,959,479
  55         --           --       6,219,382
  60         --           --      10,063,219
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                      --5--

VUL IV ES - NY

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $2,000,000                     GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $25,000
                                 MALE -- AGE 40
                              PREFERRED NONTOBACCO
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                                POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                  ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%          0%             6%              12%
----------------------------------------------------------------------------------------------------------------
   1      $   26,250     $2,000,000      $2,000,000      $ 2,000,000   $ 20,638      $   21,988      $    23,339
   2          53,813      2,000,000       2,000,000        2,000,000     40,612          44,600           48,753
   3          82,753      2,000,000       2,000,000        2,000,000     59,941          67,869           76,461
   4         113,141      2,000,000       2,000,000        2,000,000     78,584          91,771          106,647
   5         145,048      2,000,000       2,000,000        2,000,000     96,504         116,285          139,517
   6         178,550      2,000,000       2,000,000        2,000,000    113,665         141,391          175,306
   7         213,728      2,000,000       2,000,000        2,000,000    130,089         167,126          214,330
   8         250,664      2,000,000       2,000,000        2,000,000    145,906         193,641          257,056
   9         289,447      2,000,000       2,000,000        2,000,000    161,185         221,033          303,937
  10         330,170      2,000,000       2,000,000        2,000,000    175,886         249,296          355,365
  15         566,437      2,000,000       2,000,000        2,000,000    236,898         401,067          695,790
  20         867,981      2,000,000       2,000,000        2,000,000    269,050         565,687        1,237,209
  25       1,252,836      2,000,000       2,000,000        2,586,725    258,858         737,878        2,120,267
  30       1,744,020      2,000,000       2,000,000        4,086,166    182,835         910,068        3,522,557
  35       2,370,908             --       2,000,000        6,154,216         --       1,072,552        5,751,604
  40       3,170,994             --       2,000,000        9,791,016         --       1,195,657        9,324,777
  45       4,192,129             --       2,000,000       15,625,427         --       1,200,810       14,881,359
  50       5,495,385             --       2,000,000       24,462,499         --         792,652       23,297,618
  55       7,158,706             --              --       36,954,155         --              --       36,588,272
  60       9,281,573             --              --       59,194,617         --              --       59,194,617
----------------------------------------------------------------------------------------------------------------


                  CASH SURRENDER VALUE
END OF         ASSUMING HYPOTHETICAL GROSS
POLICY         ANNUAL INVESTMENT RETURN OF
YEAR       0%             6%              12%
------
   1    $     --      $    1,148      $     2,499
   2      19,772          23,760           27,913
   3      39,101          47,029           55,621
   4      57,744          70,931           85,807
   5      75,664          95,445          118,677
   6      96,993         124,719          158,634
   7     117,585         154,622          201,826
   8     137,570         185,305          248,720
   9     157,017         216,865          299,769
  10     175,886         249,296          355,365
  15     236,898         401,067          695,790
  20     269,050         565,687        1,237,209
  25     258,858         737,878        2,120,267
  30     182,835         910,068        3,522,557
  35          --       1,072,552        5,751,604
  40          --       1,195,657        9,324,777
  45          --       1,200,810       14,881,359
  50          --         792,652       23,297,618
  55          --              --       36,588,272
  60          --              --       59,194,617
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

II. The prospectus is amended to discontinue the offering of certain optional benefits.

The following information is added to POLICY BENEFITS AND RISKS - POLICY BENEFITS - OPTIONAL INSURANCE BENEFITS on page 13 of the prospectus, and also to footnote (b) on page 5 of the prospectus:

     Effective October 1, 2008, the Base Insured Rider (BIR) and Other Insured Rider (OIR) are not available.

III. The following definition is being added to the "Key Terms" section on page 69 of the prospectus.

Duration: The number of years a policy is inforce. For example, Duration 1 is the first year the policy is inforce and Duration 15 is the 15th year the policy is inforce.

S-6419-16 A (9/08)

                                      --6--

PART B: STATEMENT OF ADDITIONAL INFORMATION

The combined statement of Additional Information relating to RiverSource of New York Account 8 filed electronically in Post-Effective Amendment No. 21 to Registration Statement No. 333-42257 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated herein by reference.

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Consent in writing to establish additional subaccounts filed electronically as Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 81 subaccounts dated March 20, 2005 filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 21 and is incorporated herein by reference.

(a)(4) Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger band subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644, is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (VUL3-NY) filed electronically as Exhibit 1.A. (5)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy Endorsement (VUL IV-NY) filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 7 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(3) Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit 1.A. (5)(b) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(4) Accidental Death Benefit Rider filed electronically as Exhibit 1.A.(5)(c) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(5) Other Insured Rider filed electronically as Exhibit 1.A. (5)(d) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(6) Children's Term Insurance Rider filed electronically as Exhibit 1.A.
(5)(e) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(7) Automatic Increase Benefit Rider filed electronically as Exhibit 1.A.
(5)(f) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(8) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(8) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(d)(9) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(9) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(d)(10) Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VULIV-NY/VULIVES-NY) filed electronically as Exhibit (d)(10) to Post-Effective Amendment No. 21 to Registration Statement No. 333-44644, is incorporated herein by reference.

(e)(1) Application form for the Flexible Premium Variable Life Insurance Policy filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(f)(1) Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006 filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement 333-44644, and is herein incorporated by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 9141-00-00 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 9141-00-00, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(3) Redacted copy of Second Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 9141-00-00 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 3092 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(5) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 3092, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(6) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 3092, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(7) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 3092 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 1158 filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(9) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 0322-6386 filed electronically as Exhibit (g)(9) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(10) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated August 18, 2003, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2004 filed electronically as Exhibit (g)(10) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(11) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000 filed electronically as Exhibit (g)(11) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(12) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000 filed electronically as Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(13) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000 filed electronically as Exhibit (g)(13) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(14) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated November 15, 2000 and identified as Treaty Number 7865-00-00 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(14) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(15) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of

New York and Reinsurer, dated November 15, 2000 filed electronically as Exhibit
(g)(15) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(16) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated November 15, 2000 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(16) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 7782-1 filed electronically as Exhibit (g)(17) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(18) Redacted copy of Addendum Number 2 to the Reinsurance Agreement dated August 18, 2003 and identified as Treaty Number 7782-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit
(g)(18) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(g)(19) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000 and identified as Agreement Number 0322-2537 filed electronically as Exhibit (g)(19) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life

Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(h)(5) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as
Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(6) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of new York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(8) to Post-Effective Amendment No. 21 to Registration Statement No. 333-44644, is incorporated herein by reference.

(h)(9) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Apsen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, and is herein incorporated by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 is filed electronically herewith as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644.

(h)(11) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to

Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(12) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No.333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(13) Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h)
(13) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(14) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as
Exhibit 27(h) (14) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as
Exhibit 27(h) (15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(16) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit(h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(18) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(19) Copy of Amended and Restated Fund Participation Agreement dated October 16, 2006, by and among, IDS Life Insurance Co. of New

York, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(19) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(20) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644, is incorporated by reference.

(h)(21) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008 is incorporated herein by reference.

(h)(22) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(23) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(24) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(h)(25) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL III-NY filed electronically as Exhibit (m(1) to Post-Effective Amendment No. 25 to Registration Statement No. 333-44644, is incorporated by reference.

(m)(2) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY is filed electronically herewith.

(m)(3) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY 2005 Revisions filed electronically as Exhibit (m)(3) to Post-Effective Amendment No. 25 to Registration Statement No. 333-44644, is incorporated by reference.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL IV-NY/VUL IV ES-NY is filed electronically herewith.

(n)(2) Consent of Independent Registered Public Accounting Firm for VUL III-NY filed electronically as Exhibit (n)(2) to Post-Effective Amendment No. 25 to Registration Statement No. 333-44644, is incorporated by reference.

(o)(1) Not applicable.

(p)(1) Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 31, 2007 filed electronically as Exhibit(r)(1) to Post-Effective Amendment No. 24 to Registration Statement No. 333-44644.



Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name                  Principal Business Address*          Positions and Offices with Depositor
-------------------   ----------------------------------   ------------------------------------------
Gumer C. Alvero       1765 Ameriprise Financial Center     Director and Senior Vice President -
                      Minneapolis, MN 55474                Annuities

Timothy V. Bechtold   249 Ameriprise Financial Center      Director, President and
                      Minneapolis, MN 55474                Chief Executive Officer

Walter S. Berman      AMEX Tower WFC                       Vice President and Treasurer
                      200 Vesey St.
                      New York, NY

Maureen A. Buckley    20 Madison Ave. Extension            Director, Vice President,
                      Albany, NY 12203                     Chief Operating Officer,
                                                           Chief Compliance Officer Consumer Affairs
                                                           Officer, Claims Officer and
                                                           Anti-Money Laundering Officer

Rodney P. Burwell     Xerxes Corporation                   Director
                      7901 Xerxes Ave. So.
                      Minneapolis, MN 55431-1253
Richard N. Bush                                            Senior Vice President - Corporate Tax

Pat H. Carey                                               Vice President - Fund Relations

Robert R. Grew        Carter, Ledyard & Milburn            Director
                      2 Wall Street
                      New York, NY 10005-2072

Martin T. Griffin     172 Ameriprise Financial Center      Director
                      Minneapolis, MN 55474

Ronald L. Guzior      Bollam, Sheedy, Torani               Director
                      & Co. LLP CPA's
                      26 Computer Drive West
                      Albany, NY 12205

Jim Hamalainen                                             Vice President - Investments

Gregory C. Johnson                                         Director

Michelle M. Keeley    257 Ameriprise Financial Center      Vice President - Investments
                      Minneapolis, MN 55474

Jean B. Keffeler      1010 Swingley Rd.                    Director
                      Livingston, MT 5904

Timothy J. Masek                                           Vice President-Investments

Thomas R. McBurney    4900 IDS Center                      Director
                      80 South Eighth Street
                      Minneapolis, MN 55402

Jeryl A. Millner      138 Ameriprise Financial Center      Director
                      Minneapolis, MN 55474

Thomas W. Murphy      264 Ameriprise Financial Center      Vice President - Investments
                      Minneapolis, MN 55474

Thomas V. Nicolosi    Ameriprise Financial Services Inc.   Director
                      Suite 220
                      500 Mamaroneck Avenue
                      Harrison, NY 10528
Kevin E. Palmer                                            Vice President and Chief Actuary

David K. Stewart                                           Vice President and Controller

Michael R. Woodward   32 Ellicot St                        Director
                      Suite 100
                      Batavia, NY 14020

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474



Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                               Jurisdiction of
Name of Subsidiary                             Incorporation
--------------------------------------------   ---------------
Advisory Capital Strategies Group Inc.         Minnesota
AEXP Affordable Housing LLC                    Delaware
American Enterprise Investment Services Inc.   Minnesota
American Express Property Casualty Insurance
   Agency of Kentucky, Inc.                    Kentucky
American Express Property Casualty Insurance
   Agency of Maryland, Inc.                    Maryland
American Express Property Casualty Insurance
   Agency of Mississippi, Inc.                 Mississippi
American Express Property Casualty Insurance
   Agency of Pennsylvania, Inc.                Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.  Wisconsin
Ameriprise Bank, FSB                           USA
Ameriprise Capitive Insurance Company          Vermont
Ameriprise Capital Trust I                     Delaware
Ameriprise Capital Trust II                    Delaware
Ameriprise Capital Trust III                   Delaware
Ameriprise Capital Trust IV                    Delaware
Ameriprise Certificate Company                 Delaware
Ameriprise Financial Services,Inc.             Delaware
Ameriprise India Private Ltd.                  India
Ameriprise Insurance Company                   Wisconsin
Ameriprise Trust Company                       Minnesota
Boston Equity General Partner LLC              Delaware
IDS Capital Holdings Inc.                      Minnesota
IDS Futures Corporation                        Minnesota
IDS Management Corporation                     Minnesota
IDS Property Casualty Insurance Company        Wisconsin
IDS REO 1, LLC                                 Minnesota
IDS REO 2, LLC                                 Minnesota
Investors Syndicate Development Corporation    Nevada
Kenwood Capital Management LLC (47.7% owned)   Delaware
Realty Assets, Inc.                            Nebraska
RiverSource CDO Seed Investments, LLC          Minnesota
RiverSource Distributors,Inc.                  Delaware
RiverSource Investments,LLC                    Minnesota
RiverSource Life Insurance Company             Minnesota
RiverSource Life Insurance Co. of New York     New York
RiverSource Service Corporation                Minnesota
RiverSource Tax Advantaged Investments, Inc.   Delaware
Securities America Advisors,Inc.               Nebraska
Securities America Financial Corporation       Nebraska
Securities America, Inc.                       Nebraska
Threadneedle Asset Management Holdings Ltd.    England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and
Principal Business Address*   Positions and Offices with Underwriter
---------------------------   ----------------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice President-Asset
                              Management, Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and
                              Chief Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF         NET UNDERWRITING
PRINCIPAL         DISCOUNTS AND    COMPENSATION ON    BROKERAGE        OTHER
UNDERWRITER        COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-----------     ----------------   ---------------   -----------   ------------
RiverSource
Distributors,
Inc.               $16,934,492           None            None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Co. of New York at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b)(1)(7) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 15th day of September, 2008.

                                        RiverSource of New York Account 8
                                        (Registrant)

                                        By RiverSource Life Insurance Co. of
                                           New York
                                       (Sponsor)

                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 15th day of September, 2008.



/s/ Gumer C. Alvero*                     Director and Senior Vice
--------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                 Director, President and Chief
--------------------------------------   Executive Officer
Timothy V. Bechtold                      (Chief executive officer)


/s/ Maureen A. Buckley*                  Director, Vice President, Chief
--------------------------------------   Operating Officer, Consumer
Maureen A. Buckley                       Affairs Officer, Claims
                                         Officer and Anti-Money
                                         Laundering Prevention Officer


/s/ Rodney P. Burwell                    Director
--------------------------------------
Rodney P. Burwell


/s/ Robert R. Grew*                      Director
--------------------------------------
Robert R. Grew


/s/ Martin T. Griffin*                   Director
--------------------------------------
Martin T. Griffin


/s/ Ronald L. Guzior*                    Director
--------------------------------------
Ronald L. Guzior


/s/ Gregory C. Johnson*                  Director
--------------------------------------
Gregory C. Johnson


/s/ Jean B. Keffeler*                    Director
--------------------------------------
Jean B. Keffeler


/s/ Thomas R. McBurney*                  Director
--------------------------------------
Thomas R. McBurney



/s/ Jeryl A. Millner*                    Director
--------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                  Director
--------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart*                    Vice President and Controller
--------------------------------------   (Principal Financial Officer)
David K. Stewart                         (Principal Accounting Officer)


/s/ Michael R. Woodward*                 Director
--------------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated October 31, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 24 to Registration Statement No. 333-44644, by:


/s/ Rodney J. Vessels
--------------------------------------
Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 26
                     TO REGISTRATION STATEMENT NO. 333-44644

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Supplement for:

RiverSource Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series

Prospectuses for:

RiverSource Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series and RiverSource Variable Universal Life III filed electronically as Part A to Post-Effective Amendment No. 25 to Registration Statement No. 333-44644 filed on or about April 28, 2008 is incorporated by herein by reference.

Part B.

The combined statement of Additional Information relating to RiverSource of New York Account 8 filed electronically in Post-Effective Amendment No. 21 to Registration Statement No. 333-42257 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated by reference.

Part C.

Other information.

The signatures.

Exhibits.

                                  EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(2) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL IV-NY/VUL IV ES-NY.